Share capital - Rio Tinto plc - Summary of share capital (Parenthetical) (Detail) - Rio Tinto plc [member] $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) £ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) £ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) £ / shares shares	Dec. 31, 2014 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	26,241	26,241	33,210	33,210	21,709	21,709
Number of shares bought back	32,937,109		0		40,912,881
Share capital | $	$ 220.0	$ 220.0	$ 224.0	$ 224.0	$ 224.0	$ 224.0	$ 230.0
Treasury stock reissued | $	$ 2.0		$ 4.0		$ 13.0
Treasury shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	147,126	147,126	743,380	743,380
Rio Tinto Plc employee share based payment plans [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	0	0	0	0	0	0
Exercise prices per share | £ / shares		$ 28.63		$ 16.53		$ 15.09
Market value per share | £ / shares		$ 37.78		$ 32.23		$ 32.37
Rio Tinto Plc employee share based payment plans [member] | Treasury shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares reissued from treasury	147,126		743,380		789,887
Global employee share plan [member]
Disclosure Of Classes Of Share Capital [Line Items]
Share capital | $	$ 1.0	$ 1.0	$ 0.9	$ 0.9	$ 0.9	$ 0.9